AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks
Aluminum — 0.5%
Alcoa Corp.	32,241	$1,089,423
Coal & Consumable Fuels — 1.2%
Cameco Corp. (Canada)(a)	64,932	2,812,854
Commodity Chemicals — 0.7%
LG Chem Ltd. (South Korea)	3,157	1,033,303
Lotte Chemical Corp. (South Korea)	7,357	655,875
		1,689,178
Construction & Engineering — 0.5%
Quanta Services, Inc.	5,047	1,311,211
Construction Materials — 0.9%
Vulcan Materials Co.	7,986	2,179,539
Copper — 2.8%
First Quantum Minerals Ltd. (Zambia)	14,160	152,205
Freeport-McMoRan, Inc.	100,480	4,724,570
Southern Copper Corp. (Mexico)(a)	18,240	1,942,925
		6,819,700
Diversified Chemicals — 1.0%
BASF SE (Germany)	18,276	1,044,362
Huntsman Corp.	51,512	1,340,857
		2,385,219
Diversified Metals & Mining — 4.6%
BHP Group Ltd. (Australia)	130,468	3,772,345
Glencore PLC (Australia)	223,088	1,224,209
Ivanhoe Electric, Inc.*	85,730	840,154
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	149,646	1,785,301
MP Materials Corp.*(a)	37,100	530,530
Rio Tinto Ltd. (Australia)	17,934	1,423,338
Teck Resources Ltd. (Canada)(Class B Stock)	34,336	1,571,902
		11,147,779
Electric Utilities — 2.2%
FirstEnergy Corp.	25,583	988,016
NextEra Energy, Inc.	32,400	2,070,684
PG&E Corp.	58,325	977,527
Southern Co. (The)	18,449	1,323,531
		5,359,758
Electrical Components & Equipment — 1.1%
Hubbell, Inc.	3,431	1,424,036
Schneider Electric SE	5,307	1,199,788
		2,623,824
Fertilizers & Agricultural Chemicals — 1.6%
CF Industries Holdings, Inc.	31,191	2,595,403
Mosaic Co. (The)	40,800	1,324,368
		3,919,771
Forest Products — 1.6%
Louisiana-Pacific Corp.	20,562	1,725,357
	Shares	Value
Common Stocks (continued)
Forest Products (cont’d.)
West Fraser Timber Co. Ltd. (Canada)	25,397	$2,192,930
		3,918,287
Gold — 2.8%
Agnico Eagle Mines Ltd. (Canada)(a)	23,006	1,372,308
Alamos Gold, Inc. (Canada) (Class A Stock)	95,240	1,404,790
Franco-Nevada Corp. (Canada)	12,205	1,454,274
Osisko Gold Royalties Ltd. (Canada)	81,239	1,333,242
Osisko Mining, Inc. (Canada)*	449,294	922,105
Wesdome Gold Mines Ltd. (Canada)*	41,205	306,935
		6,793,654
Industrial Gases — 5.0%
Air Liquide SA (France)	16,408	3,413,663
Linde PLC	19,008	8,825,795
		12,239,458
Integrated Oil & Gas — 21.1%
BP PLC (United Kingdom), ADR	148,571	5,598,155
Chevron Corp.	39,036	6,157,539
Equinor ASA (Norway)	89,784	2,407,504
Exxon Mobil Corp.	114,171	13,271,237
Galp Energia SGPS SA (Portugal)	131,274	2,170,271
OMV AG (Austria)	38,481	1,822,557
Shell PLC (Netherlands)	228,037	7,566,154
Suncor Energy, Inc. (Canada)	121,938	4,500,152
TotalEnergies SE (France)	116,428	8,009,012
		51,502,581
Metal & Glass Containers — 0.8%
Ball Corp.	29,738	2,003,152
Multi-Utilities — 0.9%
Ameren Corp.	9,725	719,261
CenterPoint Energy, Inc.	23,597	672,278
Dominion Energy, Inc.	17,314	851,676
		2,243,215
Oil & Gas Drilling — 1.4%
Noble Corp. PLC	40,804	1,978,586
Seadrill Ltd. (Norway)*	29,072	1,462,321
		3,440,907
Oil & Gas Equipment & Services — 7.7%
Atlas Energy Solutions, Inc.(a)	35,550	804,141
Baker Hughes Co.	77,716	2,603,486
Expro Group Holdings NV*	12,956	258,731
Halliburton Co.	96,791	3,815,501
Schlumberger NV	113,390	6,214,906
TechnipFMC PLC (United Kingdom)	145,992	3,665,859
Tenaris SA, ADR	38,252	1,502,156
		18,864,780
Oil & Gas Exploration & Production — 20.9%
Canadian Natural Resources Ltd. (Canada)	80,108	6,110,930
Chesapeake Energy Corp.(a)	25,094	2,229,100
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AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Exploration & Production (cont’d.)
ConocoPhillips	87,610	$11,151,001
Diamondback Energy, Inc.	26,377	5,227,130
EOG Resources, Inc.	45,274	5,787,828
EQT Corp.	81,532	3,022,391
Hess Corp.	40,527	6,186,041
Kosmos Energy Ltd. (Ghana)*	261,709	1,559,786
Pioneer Natural Resources Co.	18,921	4,966,762
Range Resources Corp.	66,888	2,302,954
Southwestern Energy Co.*	333,425	2,527,362
		51,071,285
Oil & Gas Refining & Marketing — 5.2%
Marathon Petroleum Corp.	29,917	6,028,276
Phillips 66	12,553	2,050,407
Valero Energy Corp.	27,338	4,666,323
		12,745,006
Oil & Gas Storage & Transportation — 6.0%
Enbridge, Inc. (Canada)	145,441	5,262,055
Kinder Morgan, Inc.	50,867	932,901
Targa Resources Corp.	27,905	3,125,081
Williams Cos., Inc. (The)	136,579	5,322,484
		14,642,521
Paper Packaging — 0.9%
Packaging Corp. of America	11,318	2,147,930
Railroads — 0.5%
Norfolk Southern Corp.	4,623	1,178,264
Specialty Chemicals — 4.7%
HB Fuller Co.	16,458	1,312,361
International Flavors & Fragrances, Inc.	17,934	1,542,144
RPM International, Inc.	14,401	1,712,999
Sherwin-Williams Co. (The)	10,100	3,508,033
Shin-Etsu Chemical Co. Ltd. (Japan)	77,300	3,390,529
		11,466,066
Steel — 2.2%
Champion Iron Ltd. (Australia)	211,374	1,020,477
Cleveland-Cliffs, Inc.*(a)	58,505	1,330,404
Steel Dynamics, Inc.	12,296	1,822,636
Warrior Met Coal, Inc.	19,885	1,207,019
		5,380,536

Total Long-Term Investments (cost $213,290,497)		240,975,898
	Shares	Value

Short-Term Investments — 4.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	2,118,735	$2,118,735
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $9,193,769; includes $9,153,975 of cash collateral for securities on loan)(b)(wb)	9,197,666	9,193,067

Total Short-Term Investments (cost $11,312,504)		11,311,802

TOTAL INVESTMENTS—103.4% (cost $224,603,001)		252,287,700

Liabilities in excess of other assets — (3.4)%		(8,279,643)

Net Assets — 100.0%		$244,008,057

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,069,236; cash collateral of $9,153,975 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2